Available-for-Sale Securities Investments, Non-Current (Tables)	12 Months Ended
Dec. 31, 2016
Available-for-Sale Securities Investments
Schedule of available-for-sale securities investments

	As of December 31, 2015
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
Listed equity securities.	262,519	2,498	(10,281)	254,736
Debt securities	15,000	—	—	15,000

Total	277,519	2,498	(10,281)	269,736

	As of December 31, 2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
Listed equity securities.	229,147	11,742	—	240,889
Debt securities	167,055	—	—	167,055

Total	396,202	11,742	—	407,944